Average Annual Total Returns{- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-10 - Fidelity Managed Retirement Income Fund	Fidelity Managed Retirement Income Fund Return Before Taxes Past 1 year	Fidelity Managed Retirement Income Fund Return Before Taxes Past 5 years	Fidelity Managed Retirement Income Fund Return Before Taxes Past 10 years	Fidelity Managed Retirement Income Fund After Taxes on Distributions Past 1 year	Fidelity Managed Retirement Income Fund After Taxes on Distributions Past 5 years	Fidelity Managed Retirement Income Fund After Taxes on Distributions Past 10 years	Fidelity Managed Retirement Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Managed Retirement Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Managed Retirement Income Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNC Past 1 year	IXZNC Past 5 years	IXZNC Past 10 years
Total	10.57%	4.06%	5.74%	9.53%	2.83%	4.76%	6.38%	2.77%	4.25%	8.72%	3.05%	3.75%	10.85%	4.29%	5.96%